Acquisitions - Century assets/liabilities & NCI (Details) R in Millions, $ in Millions	Feb. 22, 2023 ZAR (R)	Dec. 31, 2023 ZAR (R)	Feb. 22, 2023 AUD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
Disclosure of detailed information about business combination [line items]
Right-of-use asset		R 297		R 109	R 0
Deferred revenue		(198)		R 0	R 0
Century
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	R 4,610
Right-of-use asset	293
Other receivables	142
Environmental rehabilitation obligation funds	329
Inventories	422
Trade and other receivables	262
Cash and cash equivalents	418	418
Lease liabilities	(315)
Environmental rehabilitation obligation and other provisions	(2,363)
Other payables	(863)
Borrowings	(3)
Deferred revenue	(198)
Trade and other payables	(606)
Tax and royalties payable	(285)
Fair value of identifiable net assets acquired	1,843
Net cash acquired	224	224
Cash consideration	194	R 194	$ 15.7
Non-controlling interests
Consideration	924
Fair value of identifiable net assets acquired	1,843
NCI	R (919)
Proportion of ownership interests held by non-controlling interests	49.85%